Trust Account and Fair Value Measurement (Details) - USD ($)			12 Months Ended
	Jan. 09, 2024	Jan. 11, 2023	Dec. 31, 2023	Dec. 31, 2022
Trust Account and Fair Value Measurement Details [Line Items]
Deposited into the trust account			$ 300,000,000
Common Class A [Member]
Trust Account and Fair Value Measurement Details [Line Items]
Shareholders redeemed (in Shares)		26,068,281
Redemption price (in Dollars per share)			$ 11.12	$ 10.16
Redemption amount		$ 265,050,000
Common Class A [Member] | Private Placement [Member]
Trust Account and Fair Value Measurement Details [Line Items]
Redemption price (in Dollars per share)		$ 10.16
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Trust Account and Fair Value Measurement Details [Line Items]
Redemption price (in Dollars per share)	$ 11.05
Ordinary shares exercised	$ 2,137,134
Redemption amount	$ 23,615,331